Stockholders' equity - Schedule of Capital Reserves and Revenue Reserves (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Capital reserves	R$ 2,876	R$ 2,732
Total reserves at parent company	70,587	124,160
Premium on subscription of shares
Disclosure of reserves within equity [line items]
Capital reserves	284	284
Share-based payment
Disclosure of reserves within equity [line items]
Capital reserves	2,588	2,444
Profit reserves	67,711	121,428
Reserves from tax incentives, restatement of equity securities and other
Disclosure of reserves within equity [line items]
Capital reserves	4	4
Legal
Disclosure of reserves within equity [line items]
Profit reserves	20,429	18,146
Statutory
Disclosure of reserves within equity [line items]
Profit reserves	47,282	87,793
Special revenue
Disclosure of reserves within equity [line items]
Profit reserves	R$ 0	R$ 15,489